Premises And Equipment - Details of right-of-use assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ 365,083	₩ 385,544	₩ 447,555
Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	676,184	681,465
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(311,101)	(295,921)
Building
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	349,494	367,480	435,132
Building | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	643,484	650,906
Building | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	(293,990)	(283,426)
Equipment and vehicles
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	15,589	18,064	₩ 12,423
Equipment and vehicles | Acquisition cost
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	32,700	30,559
Equipment and vehicles | Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [Line Items]
Net carrying value	₩ (17,111)	₩ (12,495)